CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income tax incurred relating to other comprehensive income/(loss) items	$ 0